UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09102
Name of Fund:
iShares, Inc.
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
8/31/2026
Date of reporting period:
8/31/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

iShares MSCI Russia ETF
ERUS
Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Russia ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Russia ETF	$0	0.00%
How did the Fund perform last year?
The Fund entered a Plan of Liquidation on June 15, 2022 (the “Effective Date”) and is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation. Standard performance information for the Fund is not applicable because the Fund is in liquidation, no longer issues shares, and is distributing proceeds from the sale of certain investments.
The Fund has distributed $4.10 per share since the Effective Date. The net asset value of a share was $0.03 on August 31, 2026, which includes the then-current value of investments held by the Fund and a reserve amount estimated to meet the Fund’s expected transaction costs associated with the liquidation.
The Fund’s return from January 1, 2022 through August 31, 2026, based on the change in its net asset value plus the impact of distributions but without reinvestment of the distributions, is (90.22)%.
Key Fund statistics
Net Assets	$461,720
Number of Portfolio Holdings	16
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	0%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2026)
Ten largest holdings
Security	Percent of Total Investments
BlackRock Cash Funds: Treasury, SL Agency Shares	98.8%
Sberbank of Russia PJSC	0.5%
Alrosa PJSC	0.2%
United Co. RUSAL International PJSC	0.2%
Moscow Exchange MICEX-RTS PJSC	0.1%
Mobile TeleSystems PJSC	0.1%
Rosneft Oil Co. PJSC	0.1%
Severstal PAO	0.0	%(a)
VK Co. Ltd.	0.0	%(a)
X5 Retail Group NV, GDR	0.0	%(a)
(a)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Russia ETF
Annual Shareholder Report — August 31, 2026
ERUS-08/26-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani

Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services –

The principal accountant fees disclosed in Items 4(a), 4(b), 4(c), 4(d), and 4(g) are for the one series of the registrant for which the fiscal year-end is August 31, 2026 (the “Fund”), and whose annual financial statements are reported in Item 7.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Fund’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $13,800 for the fiscal year ended August 31, 2025 and $8,200 for the fiscal year ended August 31, 2026.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended August 31, 2025 and August 31, 2026 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Fund was $9,700 for the fiscal year ended August 31, 2025 and $9,700 for the fiscal year ended August 31, 2026. These services related to the review of the Fund’s tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended August 31, 2025 and August 31, 2026 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures – The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Fund, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $9,700 for the fiscal year ended August 31, 2025 and $9,700 for the fiscal year ended August 31, 2026.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated Standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani

Laura F. Fergerson

John E. Martinez

(b) Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

August 31, 2026

2026 Annual Financial Statements and Additional Information

iShares, Inc.
• iShares MSCI Russia ETF | ERUS |

Schedule of Investments
August 31, 2026
iShares® MSCI Russia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 0.5%
Sberbank of Russia PJSC(a)(b)	18,835,860	$2,183
TCS Group Holding PLC, GDR(a)(b)(c)	289,152	33
VTB Bank PJSC(a)(b)	1,661,569	—
		2,216
Broadline Retail — 0.0%
Ozon Holdings PLC, ADR(a)(b)	106,824	12
Capital Markets — 0.1%
Moscow Exchange MICEX-RTS PJSC(a)(b)	4,737,800	549
Chemicals — 0.0%
PhosAgro PJSC(a)(b)	2,875	29
PhosAgro PJSC, GDR(a)(b)(c)	2	—
		29
Consumer Staples Distribution & Retail — 0.0%
X5 Retail Group NV, GDR(a)(b)	374,475	44
Interactive Media & Services — 0.0%
VK Co. Ltd.(a)(b)	393,252	46
Metals & Mining — 0.3%
Alrosa PJSC(a)(b)	7,486,250	868
Polyus PJSC(a)(b)	891,290	10
Severstal PAO(a)(b)	604,068	70
United Co. RUSAL International PJSC(a)(b)	5,811,330	673
		1,621
Oil, Gas & Consumable Fuels — 0.1%
Rosneft Oil Co. PJSC(a)(b)	2,566,222	297
Security	Shares	Value
Wireless Telecommunication Services — 0.1%
Mobile TeleSystems PJSC(a)(b)	2,776,444	$322
Total Long-Term Investments — 1.1% (Cost: $170,608,491)		5,136
Short-Term Securities
Money Market Funds — 95.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(d)(e)	440,000	440,000
Total Short-Term Securities — 95.3% (Cost: $440,000)		440,000
Total Investments — 96.4% (Cost: $171,048,491)		445,136
Other Assets Less Liabilities — 3.6%		16,584
Net Assets — 100.0%		$461,720

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$430,000	$10,000 (a)	$—	$—	$—	$440,000	440,000	$16,352	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$—	$5,136	$5,136

2026 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
August 31, 2026
iShares® MSCI Russia ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$440,000	$—	$—	$440,000
	$440,000	$—	$5,136	$445,136
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common Stocks
Assets:
Opening balance, as of August 31, 2025	$5,510
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)(b)	(374)
Purchases	—
Sales	—
Closing balance, as of August 31, 2026	$5,136
Net change in unrealized appreciation (depreciation) on investment still held at August 31, 2026	$(374)
(a)Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at
August 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

See notes to financial statements.
Schedule of Investments

Statement of Assets and Liabilities
August 31, 2026

iShares MSCI Russia ETF
ASSETS
Investments, at value—unaffiliated(a)	$5,136
Investments, at value—affiliated(b)	440,000
Cash	14,912
Foreign currency, at value(c)	311
Receivables:
Dividends—affiliated	1,361
Total assets	461,720
Commitments and contingent liabilities
NET ASSETS	$461,720
NET ASSETS CONSIST OF
Paid-in capital	$559,001,162
Accumulated loss	(558,539,442)
NET ASSETS	$461,720
NET ASSET VALUE
Shares outstanding	13,750,000
Net asset value	$0.03
Shares authorized	1 billion
Par value	$0.001
(a) Investments, at cost—unaffiliated	$170,608,491
(b) Investments, at cost—affiliated	$440,000
(c) Foreign currency, at cost	$272
See notes to financial statements.

2026 iShares Annual Financial Statements and Additional Information

Statement of Operations
Year Ended August 31, 2026

iShares MSCI Russia ETF
INVESTMENT INCOME
Dividends—affiliated	$16,352
Interest—unaffiliated	236
Total investment income	16,588
EXPENSES
Investment advisory	2,412
Excise tax	711
Total expenses	3,123
Less:
Investment advisory fees waived	(2,412)
Reimbursement of excise tax	(711)
Total expenses after fees waived	—
Net investment income	16,588
REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(374)
Foreign currency translations	(3)
(377)
Net realized and unrealized loss	(377)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,211
See notes to financial statements.
Statement of Operations

Statements of Changes in Net Assets

	iShares MSCI Russia ETF
	Year Ended 08/31/26	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$16,588	$215,816
Net realized loss	—	(223,522,146)
Net change in unrealized appreciation (depreciation)	(377)	271,091,943
Net increase in net assets resulting from operations	16,211	47,785,613
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	—	(215,816)
Liquidating distribution	—	(47,654,190)
Decrease in net assets resulting from distributions to shareholders	—	(47,870,006)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	—
NET ASSETS
Total increase (decrease) in net assets	16,211	(84,393)
Beginning of year	445,509	529,902
End of year	$461,720	$445,509

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 iShares Annual Financial Statements and Additional Information

Statement of Cash Flows
Year Ended August 31, 2026

iShares MSCI Russia ETF
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$16,211
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net purchases of short-term securities	(10,000)
Net change in unrealized (appreciation) depreciation on investments	374
(Increase) decrease in assets:
Receivables:
Dividends—affiliated	197
Net cash provided by operating activities	6,782
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Net cash provided by financing activities	—
CASH AND FOREIGN CURRENCY
Net increase in restricted and unrestricted cash and foreign currency	$6,782
Restricted and unrestricted cash and foreign currency at beginning of year	8,441
Restricted and unrestricted cash and foreign currency at end of year	$15,223
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF YEAR TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$14,912
Foreign currency, at value	311
$15,223
See notes to financial statements.
Statement of Cash Flows

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Russia ETF
	Year Ended 08/31/26	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22
Net asset value, beginning of year	$0.03	$0.04	$0.04	$0.04	$45.29
Net investment income(a)	0.00 (b)	0.02	0.01	0.00 (b)	0.86
Net realized and unrealized gain (loss)	0.00 (b)	3.45	0.57	(0.00)(b)	(44.38)(c)
Net increase (decrease) from investment operations	0.00 (b)	3.47	0.58	0.00 (b)	(43.52)
Distributions(d)
From net investment income	—	(0.02)	(0.01)	—	(1.70)
Liquidating distribution	—	(3.46)	(0.57)	—	(0.03)
Total distributions	—	(3.48)	(0.58)	—	(1.73)
Net asset value, end of year	$0.03	$0.03	$0.04	$0.04	$0.04
Total Return(e)
Based on net asset value	3.66%(f)	147,073.78%(f)	8,908.28%(f)	0.64%(f)	(99.85)%
Ratios to Average Net Assets(g)
Total expenses	0.69%	0.59%	0.59%	0.59%	0.58%
Total expenses after fees waived(h)	0.00%	0.00%	0.00%	0.00%	0.50%
Net investment income	3.65%	5.07%	5.33%	3.94%	4.01%
Supplemental Data
Net assets, end of year (000)	$462	$446	$530	$488	$485
Portfolio turnover rate(i)	0%	0%	0%	0%	7%
(a) Based on average shares outstanding.
(b) Rounds to less than $0.01.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) The Fund's Total Return figures include the impact of proceeds from the sale of certain investments, which were previously being fair valued at a nominal value consistent with other local Russian equities and Russian exposed ADR and GDR securities and were calculated based on certain assumptions required under generally accepted accounting principles that did not occur for the years ended August 31, 2026, August 31, 2025, August 31, 2024, August 31, 2023 as the Fund is in liquidation (i.e., the reinvestment of distributions in newly issued fund shares), and thus Fund investors did not experience the performance shown during such periods. See Plan of Liquidation section in the Notes to the Financial Statements for more information.

(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Effective March 3, 2022, BFA implemented a voluntary waiver of its investment advisory fee for the Fund which was applied to management fees starting with February 1, 2022 for the years ended August 31, 2022,  August 31, 2023, August 31, 2024, August 31, 2025 and August 31, 2026.

(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
MSCI Russia	Non-diversified
2. PLAN OF LIQUIDATION
Russia launched a large-scale invasion of Ukraine on February 24, 2022, creating circumstances that have significantly impacted the Fund's operations. The United States, and many other countries, imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, including banning Russia from global payment systems that facilitate cross-border payments. In response, the Russian government imposed capital controls to restrict movements of capital from entering and exiting the country and has closed trading sessions for local Russian equities to non-residents. In addition, trading of depository receipts for Russian-based companies halted on primary trading platforms subsequent to Russia’s invasion.
The consequences of Russia's invasion and unprecedented market and policy responses of various governments and regulators precipitated the absence of a functioning or orderly market to facilitate the liquidation and repatriation of securities for any Russian-based company held by the Fund. As a result, the fair value of Russian securities and currency experienced significant declines.
Additionally, from February 24, 2022 through August 2022, the following events occurred: (i) the Fund suspended new creations of its shares; (ii) NYSE Arca, Inc. announced a trading halt of the Fund; (iii) BFA wrote down the value of all Russian equity securities to a nominal investment value; (iv) BFA implemented a voluntary waiver of its investment advisory fee for the Fund; (v) Russia signed into law a requirement of Russian issuers to terminate deposit agreements related to their depository receipt program, with holders receiving local shares of most Russian issuers in place of the depository receipts; (vi) the Fund was removed as a borrower from the line of credit facility as the trading halt by NYSE Arca, Inc. resulted in technical default under the Syndicated Credit Agreement; (vii) the Fund’s underlying index, the MSCI Russia 25/50 Index, was discontinued by the index provider, (viii) the Fund suspended redemptions pursuant to an order of the SEC; (ix) NYSE Arca, Inc. delisted the Fund.
On June 15, 2022, the Board unanimously voted to close and liquidate the Fund, contingent on receiving any necessary relief from the SEC, due to the discontinuation of the MSCI Russia 25/50 Index and ongoing restrictions relating to Russian securities. On August 3, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund. On August 17, 2022, the Fund made an initial liquidating distribution to shareholders of available cash, less a reserve estimated to meet the Fund’s expected transaction costs associated with the liquidation. The Fund has been able to dispose of certain Russian investments in accordance with applicable sanctions laws since entering into liquidation. The Fund has also made liquidating distributions to shareholders of available cash, less a reserve estimated to meet the Fund's expected transaction costs associated with the liquidation. During the period, the Fund did not dispose of any additional Russian investments.
On December 5, 2025, the Board unanimously voted to continue to have the Fund managed pursuant to the plan of liquidation through December 31, 2026, and BFA intends to recommend to the Board that the Fund remain in liquidation through December 31, 2027 (absent significant market developments), to allow the Fund to sell its securities, if conditions permit. There are no assurances that the securities will become liquid during that time. If the Fund's Russian securities have not been sold or are unable to be converted as of the date the Fund is terminated, the Fund's remaining portfolio assets will be permanently written off, in each case as determined by BFA and approved by the Board. The Fund may be terminated sooner if all of the Russian securities have been sold before that date (or they cease to represent valid interests in their issuers). While the Fund is in the process of liquidating its portfolio, the Fund will hold cash and securities that may not be consistent with the Fund's investment objective and prior investment strategies. As a result of the delisting by NYSE Arca, Inc. the Fund is no longer considered an exchange-traded fund.
3. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Certain Russian securities held by the Fund declared dividends during the period. However, there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not recognized investment income associated with these Russian securities. Any future
Notes to Financial Statements

Notes to Financial Statements  (continued)
recognition of these dividend payments, or other dividends of Russian securities declared in prior periods subject to the same or similar restrictions imposed by Russia or other government agencies, could have a material accretive effect on the Fund’s net asset value per share.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Federal Excise Tax:  For the year ended August 31, 2026, the Fund did not distribute income to meet the full minimum distribution requirement as a regulated investment company due to the operational cost of the immaterial distribution. Instead, the Fund accrued a $711 federal excise tax liability, which was voluntarily reimbursed by BFA. As a result, the $711 accrual is included in excise tax on the Statement of Operations and BFA’s reimbursement is included in reimbursement of excise tax on the Statement of Operations.
4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
If events (e.g., market volatility, company announcement, war or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
During the period, the Valuation Committee determined that the local Russian equities and Russian exposed ADR and GDR securities did not have a market for which the Fund could transact and deemed them illiquid. As of August 31, 2026, the securities are being fair valued at a nominal value using a discount of 99% or higher due to illiquidity and uncertainty measures.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275
Expense Waivers: Effective March 3, 2022, BFA implemented a voluntary waiver of its investment advisory fee for the Fund, which was applied to management fees for the year ended August 31, 2026.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended August 31, 2026, the amount waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
MSCI Russia	$2,412
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: During the year ended August 31, 2026, the Fund received a reimbursement of $711 from an affiliate, which is included in reimbursement of excise tax in the Statement of Operations.
Notes to Financial Statements

Notes to Financial Statements  (continued)
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
6. PURCHASES AND SALES
There were no purchases and sales transactions for the year ended August 31, 2026.
There were no in-kind transactions for the year ended August 31, 2026.
7. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of August 31, 2026, permanent differences attributable to nondeductible expenses were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
MSCI Russia	$(711)	$711
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 08/31/26	Year Ended 08/31/25
MSCI Russia
Ordinary income	$—	$215,816
Liquidating distribution	—	47,654,190
	$—	$47,870,006
As of August 31, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
MSCI Russia	$17,299	$(378,878,184)	$(179,678,557)	$(558,539,442)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Russia	$180,123,731	$—	$(179,678,595)	$(179,678,595)
8. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global

2026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Fund invests a significant portion of its assets in securities of issuers located in Russia or with significant exposure to Russian issuers or countries. Russia launched a large-scale invasion of Ukraine on February 24, 2022. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. Jurisdictions have instituted broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in Russia's stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but have been, and may continue to be, significant. Any such disruptions caused by the Russian military action or any response to such activity from the international community may negatively impact Russia's economy and Russian issuers of securities in which the Fund invests.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
9. CAPITAL SHARE TRANSACTIONS
On March 1, 2022, the Fund suspended new creations of its shares. On August 3, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund. Refer to Note 2 for more information.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the  financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Directors of iShares, Inc. and Shareholders of iShares MSCI Russia ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares MSCI Russia ETF (one of the funds constituting iShares, Inc., referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations and cash flows for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
Emphasis of Matter
As discussed in Note 2 to the financial statements, due to the Russia invasion of Ukraine, the Board unanimously voted to close and liquidate the Fund, and management is in process of executing its liquidation plan.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.

2026 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended August 31, 2026:
iShares ETF	Federal Obligation Interest
MSCI Russia	$7,711
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended August 31, 2026:
iShares ETF	Interest Dividends
MSCI Russia	$17,024
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended August 31, 2026:
iShares ETF	Interest-Related Dividends
MSCI Russia	$17,054
Important Tax Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

2026 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares MSCI Russia ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. The Independent Board Members considered that: (i) the Fund no longer offers its shares for purchase and is currently in the process of liquidation, subject to a Board-approved Plan of Liquidation, exemptive relief granted by the Securities and Exchange Commission in 2022, and other relevant law and regulation; (ii) BFA began voluntarily waiving management fees paid pursuant to the Advisory Agreement, which was applied to management fees beginning on February 1, 2022 (the period from and after February 1, 2022 is the “Waiver Period”); and (iii) as a condition of the exemptive relief, BFA, its affiliates and their associated persons will not receive any fee for managing the Fund. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various other factors to the extent relevant in light of the liquidation process, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed information related to the liquidation status of the Fund, and the ongoing arrangement for BFA to provide management services without a fee from the Fund. The Board concluded, based on this review and the other relevant factors and information considered at the meeting that the current arrangement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares ETF product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered the circumstances related to the Fund’s liquidation (as described above) and noted the attention to and support for the Fund that BFA and its affiliates have provided during the Fund’s Waiver Period. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund through its liquidation. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding, among other things, matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, noting that BFA was providing its services to the Fund for no fee. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.
Based on this review, the Board concluded that the information considered with respect to the costs of the services provided as well as the other factors considered at the meeting, including the absence of a management fee being charged to the Fund, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
Economies of Scale: The Board noted the factors surrounding the Fund’s liquidation (as described above) and its impact on potential realization of economies of scale in managing the Fund. In particular, the Board noted that the Fund is no longer offering its shares and has ceased operations as an exchange-traded fund.
The Board concluded that this review of factors related to potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting (including the liquidation factors described above), supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board noted the exemptive relief condition for BFA to provide services to the Fund without receiving fees, and that, as a result, information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, was not relevant.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under its Advisory Agreement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationship with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement (which is being waived in its entirety in connection with the Fund’s liquidation) does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

2026 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
Glossary of Terms Used in this Report

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
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Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11–	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares, Inc.

Date: October 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares, Inc.

Date: October 21, 2026

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of iShares, Inc.

Date: October 21, 2026